Income taxes	6 Months Ended
Sep. 30, 2022
Income Tax [Abstract]
Income taxes
12. Income taxes:
For the six months ended September 30, 2021, the difference between the effective statutory tax rate of 31% and the effective tax rate of 42.8
% was mainly due to an increase of the valuation allowance of foreign subsidiaries, whereas non-taxable
revenues decreased the effective tax rate.
For the three months ended September 30, 2021, the difference between the effective statutory tax rate of 31% and the effective tax rate of 70.3
% was mainly due to an increase of
non-deductible
expenses, whereas
non-taxable
revenues decreased the effective tax rate.
For the six months ended September 30, 2022, the difference between the effective statutory tax rate of 31% and the effective tax rate of 60.3
% was mainly due to an increase of the valuation allowance, whereas non-taxable
revenues decreased the effective tax rate.
For the three months ended September 30, 2022, the difference between the effective statutory tax rate of 31% and the effective tax rate of 46.8
% was mainly due to an increase of the valuation allowance, whereas different tax rate applicable to income (loss) of foreign subsidiaries decreased the effective tax rate.